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                       Penn Mutual Variable Life Account I
                     The Penn Mutual Life Insurance Company
                      Certification Pursuant to Rule 497(j)
                                File No. 33-87276


The Registrant hereby certifies that the form of the Prospectus that would have been filed under Paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from the Prospectus contained in Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form S-6 (File No. 33-87276) which was filed electronically on Friday, April 30, 1999 (Accession No. 0000950116-99-000867).




                                          PENN MUTUAL VARIABLE LIFE ACCOUNT I
                                          THE PENN MUTUAL LIFE INSURANCE COMPANY


Dated: May 6, 1999                        By /s/ Kenneth J. Kussay
                                             -----------------------------------
                                                 Kenneth J. Kussay